Summary of Significant Accounting Policies - Textual (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Summary of Significant Accounting Policies [Line Items]
Depreciation	$ 0	$ 0	$ 0	$ 0
Research and Development Expense	2,851,108	2,183,349	4,990,715	5,712,733
Unrecognized Tax Benefits	0		$ 0		$ 0
Patents
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period			22 years
Amortization of Intangible Assets	$ 942	$ 1,048	$ 1,948	$ 2,082